REVENUE	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
REVENUE	REVENUE
Revenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

Marketing
Performance marketing. Performance marketing revenue consists of (i) Cost Per Acquisition (“CPA”) revenue from arrangements where we are paid exclusively by a single cash payment for each referred player, (ii) revenue share arrangements where we are paid exclusively by a share of the customer’s net gambling revenue ("NGR") from the referred players, and (iii) hybrid revenue from arrangements where we are paid by both a CPA commission and a revenue share commission from the referred players.

Within performance marketing, the Group considers each referred player to be a separate performance obligation. The performance obligation is satisfied at the point in time when the referral is accepted by the relevant online gambling operator. Revenue share fees for each referred player are considered variable consideration and are only recognized to the extent it is probable that no significant reversal of cumulative revenue recognized for the referral will occur when the ultimate fees are known.

CPA fees for each referred player are recognized when earned upon acceptance of the referral by the online gambling operator.

Fees generated by each customer during a particular month are typically paid to us within 30-45 days after the invoice date.

Advertising and other. Advertising and other revenue includes revenue from arrangements not based on the referred players and includes advertising on our platform and onboarding fees. For advertising and other revenue, revenue is recognized on a straight-line basis over the term of the contract.

Data

Subscription. Data revenue consists of consumer and enterprise subscription revenue from data, data analytics and data syndication services. For subscription revenue, the Group considers each subscription to be a separate performance obligation. The Group satisfies its performance obligation, and revenue from these services is recognized, on a straight-line basis over the subscription period. The Group records deferred revenue upon execution of subscriptions when the subscription plan requires upfront payment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Marketing	29,575	28,595	60,311	55,851
Data	10,019	1,946	19,918	3,905
Total revenues	39,594	30,541	80,229	59,756
The Group presents revenue as disaggregated by market based on the location of end user as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
North America	19,111	12,257	40,099	27,073
U.K. and Ireland	11,057	9,911	22,140	18,831
Other Europe	6,638	5,789	12,576	9,583
Rest of the world	2,788	2,584	5,414	4,269
Total revenues	39,594	30,541	80,229	59,756
Presentation of revenue by market based on the location for the comparative period was adjusted to consistently reflect changes in revenue classification. It resulted in a reclassification from Other Europe to Rest of the world by $142 and $209 for the three and six months ended June 30, 2024, respectively.
The Group presents disaggregated revenue by monetization type as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Performance marketing	24,948	24,219	50,679	47,592
Subscription	10,019	1,946	19,918	3,905
Advertising & other	4,627	4,376	9,632	8,259
Total revenues	39,594	30,541	80,229	59,756

During the three months ended June 30, 2025, performance marketing revenue was generated by the following categories: CPA 37%, revenue share 26% and hybrid 37%, compared to 41%, 28% and 31%, respectively, during the three months ended June 30, 2024. During the six months ended June 30, 2025, performance marketing revenue was generated by the following categories: CPA 38%, revenue share 25% and hybrid 37%, compared to 47%, 21% and 32%, respectively, during the six months ended June 30, 2024.

The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Casino	23,737	22,073	48,313	41,883
Sports	15,139	8,310	30,640	17,611
Other	718	158	1,276	262
Total revenues	39,594	30,541	80,229	59,756

Presentation of revenue by product type for the current and comparative period was adjusted to consistently reflect changes in revenue classification. It resulted in a reclassification from Other to Sports of $117 for the six months ended June 30, 2025 and a reclassification of $130 and $294, for the three and six months ended June 30, 2024, respectively.
Contract balances
The following table provides contract assets and contract liabilities from contracts with customers:

	As of June 30, 2025	As of December 31, 2024
Contract assets	324	252
Contract liabilities	(4,701)	(2,616)
The contract assets primarily relate to the Group’s rights to consideration for services provided but not yet billed at the reporting date. The contract assets mainly relate to performance marketing revenue and subscription and content syndication revenue. The contract assets are transferred to receivables when the rights become unconditional and an invoice is issued.
The contract liabilities primarily relate to the advances received from customers for subscriptions purchased on the RotoWire.com and OddsJam.com websites, for which revenue is recognized over time. It is expected that deferred income will be recognized as revenue over the next year.

The following table shows how much of the revenue recognized in the three and six months ended June 30, relates to brought forward contract liabilities.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Subscription	780	563	1,902	1,714
Customers
For both the three and six months ended June 30, 2025, our top ten customers accounted for 25% of our revenue and no single customer generated at least 10% of the Group’s total revenue for the period. For the three and six months ended June 30, 2024, our top ten customers accounted for 31% and 36% of our revenue, respectively, and no single customer generated at least 10% of the Group’s total revenue for the period.